UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363
(Registrant's telephone number, including area code)

Date of fiscal year end: October 31, 2020

Date of reporting period: October 31, 2020

Item 1. Reports to Stockholders.

HUBER CAPITAL EQUITY INCOME FUND

HUBER CAPITAL SMALL CAP VALUE FUND

HUBER CAPITAL DIVERSIFIED

LARGE CAP VALUE FUND

HUBER CAPITAL MID CAP VALUE FUND

Investor Class
Institutional Class

ANNUAL REPORT
October 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank.  Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.  You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically.

You may elect to receive all future reports in paper free of charge.  You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports.  Your election to receive reports in paper may apply to all funds held within the fund complex and may apply to all funds held through your financial intermediary.

Huber Funds

TABLE OF CONTENTS

Letter to Shareholders	1

Performance Summary	8

Expense Example	16

Sector Allocation of Portfolio Assets	19

Schedules of Investments	21

Statements of Assets and Liabilities	32

Statements of Operations	36

Statements of Changes in Net Assets	38

Financial Highlights	46

Notes to Financial Statements	54

Report of Independent Registered Public Accounting Firm	70

Notice to Shareholders	71

Statement Regarding Liquidity Risk Management Program	72

Information about Trustees and Officers	73

Householding	77

Privacy Notice	78

December 10, 2020

Dear Shareholder:

For the 10/31/20 fiscal year, the Huber Capital Diversified Large Cap Value Fund (“Diversified Large Cap Fund”) underperformed both the Russell 1000® Value Index and the S&P 500® Index.  The Huber Capital Equity Income Fund (“Equity Income Fund”) outperformed the Russell 1000® Value Index but underperformed the S&P 500® Index.  The Huber Capital Mid Cap Value Fund (“Mid Cap Value Fund”) underperformed its benchmark, the Russell Midcap® Value Index.  The Huber Capital Small Cap Value Fund (“Small Cap Value Fund”) underperformed its benchmarks, the Russell 2000® Value Index and the Russell 2000® Index.

The Huber Funds have decided to change their primary benchmarks from the Russell benchmarks to the Bloomberg benchmarks.  There will be no investment implications as a result of this change.  The new Bloomberg benchmarks offer a more cost-effective solution that is consistent with our management style.  The fund specific changes are as follows:

Equity Income Fund – from the Russell 1000® Value Index to the Bloomberg U.S. 1000® Value Index.

Small Cap Value Fund – from the Russell 2000® Value Index and the Russell 2000® Index to the Bloomberg U.S. 2000® Value Index.

Diversified Large Cap Value Fund – from the Russell 1000® Value Index to the Bloomberg U.S. 1000® Value Index.

Mid Cap Value Fund – from the Russell Midcap® Value Index to the Bloomberg U.S. 2500® Value Index.

Equity markets had a mixed year after dropping sharply during the COVID-19 pandemic.  Growth once again outpaced value and large caps outperformed small caps.  While headlines have produced volatility, particularly those surrounding the pandemic, politics, and unemployment figures, the market is likely to remain choppy in the coming year as investors await the vaccine rollout and keep tabs on the macroeconomic backdrop.

Diversified Large Cap Value Fund Review

The Investor Class and Institutional Class of the Diversified Large Cap Value Fund returned -15.00% and -14.73%, respectively, underperforming the -7.57% total return of the Russell 1000® Value Index, the 9.71% total return of the S&P 500® Index, and the -10.56% total return for the Bloomberg U.S. 1000® Value Index for the fiscal year ending October 31, 2020.  Relative to the Russell 1000® Value Index, the largest positive contributors to the Fund’s performance were information technology and real estate, while the largest detractors were materials and industrials.

Within information technology, shares of Microsoft Corp. (“Microsoft”), a global software and technology company, benefitted from increased utilization of cloud computing by businesses of all sizes, a trend which has been expedited due to the pandemic.  Microsoft’s Azure is a major player in cloud computing.  The company’s LinkedIn and Office segments also held up well during the pandemic.

Within real estate, the largest contributor to positive performance was Granite Real Estate Investment Trust, a REIT (real estate investment trust) focused on industrial, warehouse, and logistics locations.  The company benefitted from high collections as well as their e-commerce exposure.

Within materials, Innospec, Inc. (“Innospec”) was the largest detractor from relative performance.  Innospec, a specialty chemical producer focused on the energy and fuel additives markets, was hurt due to a broad slowdown in energy consumption during the pandemic.

Within industrials, KBR, Inc. (“KBR”) was the largest detractor from relative performance.  KBR, an engineering and construction company focused on the energy and government services markets, was impacted by a slowdown in energy markets.

Equity Income Fund Review

The Investor and Institutional Classes of the Equity Income Fund returned -6.68% and -6.38%, respectively, outperforming the -7.57% total return of the Russell 1000® Value Index, and the -10.56% total return of the Bloomberg U.S. 1000® Value Index, and underperforming the 9.71% total return of the S&P 500® Index during the fiscal year ending October 31, 2020.  Relative to the Russell 1000® Value Index, the largest positive contributors to the Fund’s performance were information technology and consumer discretionary, while the largest sector detractors were consumer staples and industrials.

Within information technology, Microsoft was the largest contributor to relative performance. Microsoft was discussed in the Diversified Large Cap Value Fund Review section of this letter.

Within consumer discretionary, Home Depot was the largest contributor to relative performance.  Home Depot, a home improvement retailer, benefitted from an increase in home improvement projects, particularly “do it yourself” projects driven by the COVID-19 pandemic, as well as a strong housing market.

Consumer staples detracted from relative performance due to ownership of Tyson Foods (“Tyson Foods”).  Tyson Foods, a producer of chicken, beef and pork, was impacted by the pandemic, which forced closures of certain plants and has also reduced sales into the higher margin restaurant channel.

Within industrials, KBR and Northrup Grumman Corp. (“Northrup Grumman”) detracted from relative performance.  KBR was discussed in the Diversified Large Cap Value Fund Review section.  Northrup Grumman, a global aerospace and defense company, was impacted by COVID-19 plant disruptions, as well as expectations for reduced defense spending as governments deal with economic ramifications of the pandemic.

Mid Cap Value Fund Review

The Investor and Institutional Classes of the Mid Cap Value Fund returned -22.65% and -22.55%, respectively, underperforming the -13.70% total return of the Bloomberg U.S. 2500® Value Index and Russell Midcap® Value Index, which generated a total return of -6.94% for the fiscal year ending October 31, 2020.  Relative to the Russell Midcap® Value Index, the largest positive contributors to the Fund’s performance were real estate and financials, while the largest sector detractors were energy and information technology.

Within real estate, Granite Real Estate Investment Trust was the largest contributor to relative performance.  Granite Real Estate Investment Trust was discussed previously in the Diversified Large Cap Value Fund Review section.

Within financials, CNO Financial Group, Inc. (“CNO Financial Group”) and Virtus Investment Partners (“Virtus Investment Partners”) were the largest positive contributors to relative performance.  CNO Financial Group, a provider of life and health insurance, benefitted from deferred health treatments and lower than anticipated COVID-19 mortality trends.  Virtus Investment Partners, an asset manager, benefitted from strong performance in several products as well as their partnership with Allianz Global Investors, leading to favorable fund flows.

Within energy, the largest detractors to relative performance were Euronav N.V. (“Euronav”) and Golar LNG Partners LP (“Golar LNG Partners”).  Euronav, a provider of seaborne oil transportation, was negatively impacted by a slowdown in the energy market which drove oil tanker day rates down.  Golar LNG Partners, a provider of liquified natural gas storage and transportation, was similarly impacted by a slowdown in energy markets leading to lower LNG (liquified natural gas) vessel spot rates.

Within information technology, Comtech Telecommunications Corp. (“Comtech”) was the largest detractor from relative performance.  Comtech, a provider of communication and satellite services to military and civilian markets, was adversely impacted by the macroeconomic environment causing customers to delay purchases of communications equipment, as well as fallout from the attempted Gilat Satellite Networks acquisition which led to a $70m breakup fee.

Small Cap Value Fund Review

The Investor and Institutional Classes of the Small Cap Value Fund returned -23.03% and -22.80% respectively, underperforming the -11.06% total return of the Bloomberg U.S. 2000® Value Index, and the Russell 2000® Value Index and Russell 2000® Index, which generated total returns of -13.92% and -0.14%, respectively, in the fiscal year ending October 31, 2020.  Relative to the Russell 2000® Value Index, the largest positive contributors to the Fund’s performance were financials and real estate, while the largest sector detractors were materials and information technology.

Within financials, CNO Financial Group and Virtus Investment Partners were the largest positive contributors to relative performance.  Both of these were discussed previously in the Mid Cap Value Fund Review section.

Within real estate, Granite Real Estate Investment Trust was the largest positive contributor to relative performance.  This stock was discussed in the Mid Cap Value Fund Review section.

Within materials, Uranium Participation Corp. was the largest detractor from relative performance.  Uranium Participation Corp., an investment vehicle for price appreciation in uranium and uranium hexafluoride, declined due to declines in the prices of these commodities.

Within information technology, Comtech detracted from relative performance.  Comtech was discussed in the Mid Cap Value Fund Review section.

Outlook

Huber Capital Management maintains a high degree of optimism.  We remain disciplined with respect to our philosophy and process, populating the Funds with companies we believe embody meaningful upside potential and possess tangible valuation support.  It continues to be our view that in the long run a company’s valuation should ultimately reflect its normalized cash generation capabilities.  By investing in out-of-favor companies that trade at a discount to our estimate of normalized earnings, we seek to provide superior risk-adjusted returns over time.

We aim for neutrality relative to the weight of important factors in the macro-economy, a policy also consistent with 100% bottom-up investment management.  With the massive shift of assets from active to passive management in recent years, we believe benchmarks have become price momentum strategies.  Flows into index funds and exchange-traded funds have resulted in the bidding up of underlying securities and, accordingly, the distortion of sector and industry weights relative to the weight of the related factor in the macro-economy.  Additionally, frequently used classification schema may assign companies to sectors which, in our view, don’t accurately reflect the company’s primary exposure.  Accordingly, Huber Capital Management utilizes a GDP (gross domestic product)-based factor analysis to assess factor exposure and may, therefore, at times appear meaningfully out-of-line with respect to corresponding benchmark weights, despite being adequately diversified.

Nevertheless, as of October 31, 2020, the Funds were positioned as follows with respect to the sector weights in their corresponding benchmarks: the Diversified Large Cap Value Fund was overweight information technology, consumer staples, utilities and industrials, and underweight real estate, financials, consumer discretionary, communication services, health care, energy, and materials.  The Equity Income Fund was overweight information technology and industrials, and underweight communication services, consumer discretionary, financials, real estate, energy, utilities, materials, consumer staples and industrials. The Mid Cap Value Fund was overweight energy, information technology, financials, consumer staples, utilities, materials, and underweight real estate, consumer discretionary, communication services, industrials, and health care.  The Small Cap Value Fund was overweight energy, industrials, utilities, health care, materials and information technology, and underweight financials, real estate, communication services, consumer staples, and consumer discretionary.

As always, we thank you for your continued support and for entrusting us with your investment dollars.

Sincerely,

The Huber Capital Management Team

Past performance is not a guarantee of future results.

Mutual fund investing involves risk. Principal loss is possible. The Funds may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The risks are greater for investments in emerging markets.  Additionally, the Funds are subject to sector emphasis risk meaning that companies in the same or related businesses may comprise a significant portion of a Fund’s portfolio and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of a portfolio. Investments in initial public offerings (“IPOs”) carry additional risk such as market and liquidity risk and can fluctuate considerably. When a Fund’s asset base is small, the impact of IPOs on the Fund’s performance could be magnified. Investments in small- and medium capitalization companies involve additional risks such as limited liquidity and greater price volatility than large-capitalization companies. Value stocks have a lower expected growth rate in earnings and sales versus growth stocks.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.  Please see the schedules of investments in this report for complete Fund holdings.

Current and future portfolio holdings are subject to risk.

The information provided herein represents the opinion of Huber Capital Management, LLC and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

The S&P 500® Index, an unmanaged index, consists of 500 stocks chosen for market size, liquidity, and industry group representation.  It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.

The Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index, an unmanaged index, is comprised of the 2,000 smallest companies in the Russell 3000® Index.

The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

The Russell Midcap® Value Index, an unmanaged index, measures the performance of the mid-cap value segment of the U.S. equity universe. It is a market capitalization weighted index representing the smallest 800 companies in the Russell 1000® Index.  It includes those Russell Midcap companies with lower price-to-book ratios and lower expected growth values.

Bloomberg U.S. 1000® Value Index is screened from the Bloomberg U.S. 1000 Index and is constructed based on a linear combination of risk factors.  The four factors are: 1) Earnings Yield, 2) Valuation, 3) Dividend Yield and 4) Growth.  The factors are equally weighted when forming a composite signal where Growth is considered to be a negative indicator and thus flipped to be a negative.  The Indices are market-capitalization-weighted.

Bloomberg U.S. 2000® Value Index is screened from the Bloomberg U.S. 2000 Index and is constructed based on a linear combination of risk factors.  The four factors are: 1) Earnings Yield, 2) Valuation, 3) Dividend Yield and 4) Growth.  The factors are equally weighted when forming a composite signal where Growth is considered to be a negative indicator and thus flipped to be a negative.  The Indices are market-capitalization-weighted.

Bloomberg U.S. 2500® Value Index is screened from the Bloomberg U.S. 2500 Index and is constructed based on a linear combination of risk factors.  The four factors are: 1) Earnings Yield, 2) Valuation, 3) Dividend Yield and 4) Growth.  The factors are equally weighted when forming a composite signal where Growth is considered to be a negative indicator and thus flipped to be a negative.  The Indices are market-capitalization-weighted.

The indexes do not reflect the payment of transaction costs, fees and expenses associated with an investment in the Funds.  The Funds’ value disciplines may prevent or restrict investment in major stocks in the benchmark indices.  It is not possible to invest directly in an index.  The Funds’ returns may not correlate with the returns of their benchmark indexes.

Cash flow measures the cash generating capability of a company by adding non-cash charges (e.g., depreciation) and interest expense to pretax income.

Diversification does not assure a profit, nor does it protect against a loss in a declining market.

Huber Funds

(This Page Intentionally Left Blank.)

Huber Funds

HUBER CAPITAL EQUITY INCOME FUND
Comparison of the change in value of a $10,000 investment in the Huber Capital Equity
Income Fund – Investor Class vs the Russell 1000® Value Index, the S&P 500® Index and
the Bloomberg U.S. 1000® Value Index

Average Annual Total Return

				Since	Since
				Inception*	Inception**
	1 Year	5 Year	10 Year	(6/29/07)	(10/25/11)
Huber Capital Equity Income
Fund – Investor Class	-6.68%	5.55%	8.34%	4.96%	—
Huber Capital Equity Income
Fund – Institutional Class	-6.38%	5.91%	—	—	8.78%
Russell 1000® Value Index+	-7.57%	5.82%	9.48%	4.89%	10.11%
S&P 500® Index	9.71%	11.71%	13.01%	8.25%	13.80%
Bloomberg U.S. 1000®
Value Index	-10.56%	5.42%	9.32%	5.15%	9.78%

+
The Russell 1000® Value Index is being replaced with the Bloomberg U.S. 1000® Value Index.  There will be no investment implications as a result of the change.  The new Bloomberg benchmark offers a more cost-effective solution that is consistent with the management style.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  The most recent month-end performance may be obtained by calling 1-888-482-3726 (888-HUBERCM).

Returns reflect reinvestment of dividends and capital gains distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares.  Performance data shown does not reflect the 1.00% redemption fee imposed on shares held 60 days or less.  If it did, total returns would be reduced.  Indices do not incur expenses and are not available for investment.

Huber Funds

The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500® Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.

The Bloomberg U.S. 1000® Value Index is screened from the Bloomberg U.S. 1000 Index and is constructed based on a linear combination of risk factors.  The four factors are: 1) Earnings Yield, 2) Valuation, 3) Dividend Yield and 4) Growth.  The indices are market-capitalization-weighted.

Foreign securities typically involve greater volatility and political, economic and currency risks and differences in accounting methods than domestic securities.

*	The Equity Income Fund – Investor Class commenced operations on June 29, 2007.
**	The Equity Income Fund – Institutional Class commenced operations on October 25, 2011.

Huber Funds

HUBER CAPITAL SMALL CAP VALUE FUND
Comparison of the change in value of a $10,000 investment in the Huber Capital Small Cap
Value Fund – Investor Class vs the Russell 2000® Index, the Russell 2000® Value Index
and the Bloomberg U.S. 2000® Value Index

Average Annual Total Return

				Since	Since
				Inception*	Inception**
	1 Year	5 Year	10 Year	(6/29/07)	(10/25/11)
Huber Capital Small Cap Value
Fund – Investor Class	-23.03%	-1.19%	4.38%	2.97%	—
Huber Capital Small Cap Value
Fund – Institutional Class	-22.80%	-0.96%	—	—	4.86%
Russell 2000® Index+	-0.14%	7.27%	9.64%	6.16%	10.41%
Russell 2000® Value Index+	-13.92%	3.71%	7.06%	3.84%	7.87%
Bloomberg U.S. 2000®
Value Index	-11.06%	2.94%	7.59%	4.96%	8.53%

+
The Russell 2000® Value Index and the Russell 2000® Index is being replaced with the Bloomberg U.S. 2000® Value Index.  There will be no investment implications as a result of the change.  The new Bloomberg benchmark offers a more cost-effective solution that is consistent with the management style.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  The most recent month-end performance may be obtained by calling 1-888-482-3726 (888-HUBERCM).

Returns reflect reinvestment of dividends and capital gains distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares.  Performance data shown does not reflect the 1.00% redemption fee imposed on shares held 60 days or less.  If it did, total returns would be reduced.  Indices do not incur expenses and are not available for investment.

Huber Funds

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index.

The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The Bloomberg U.S. 2000® Value Index is screened from the Bloomberg U.S. 2000 Index and is constructed based on a linear combination of risk factors.  The four factors are: 1) Earnings Yield, 2) Valuation, 3) Dividend Yield and 4) Growth.  The indices are market-capitalization-weighted.

Foreign securities typically involve greater volatility and political, economic and currency risks and differences in accounting methods than domestic securities.

*	The Small Cap Value Fund – Investor Class commenced operations on June 29, 2007.
**	The Small Cap Value Fund – Institutional Class commenced operations on October 25, 2011.

Huber Funds

HUBER CAPITAL DIVERSIFIED LARGE CAP VALUE FUND
Comparison of the change in value of a $10,000 investment in the Huber Capital
Diversified Large Cap Value Fund – Investor Class vs the Russell 1000® Value Index,
the S&P 500® Index and the Bloomberg U.S. 1000® Value Index

Average Annual Total Return

			Since Inception*
	1 Year	5 Year	(12/31/12)
Huber Capital Diversified Large Cap Value
Fund – Investor Class	-15.00%	3.97%	5.89%
Huber Capital Diversified Large Cap Value
Fund – Institutional Class	-14.73%	4.17%	6.19%
Russell 1000® Value Index+	-7.57%	5.82%	8.93%
S&P 500® Index	9.71%	11.71%	13.46%
Bloomberg U.S. 1000® Value Index	-10.56%	5.42%	8.67%

+
The Russell 1000® Value Index is being replaced with the Bloomberg U.S. 1000® Value Index.  There will be no investment implications as a result of the change.  The new Bloomberg benchmark offers a more cost-effective solution that is consistent with the management style.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  The most recent month-end performance may be obtained by calling 1-888-482-3726 (888-HUBERCM).

Returns reflect reinvestment of dividends and capital gains distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares.  Performance data shown does not reflect the 1.00% redemption fee imposed on shares held 60 days or less.  If it did, total returns would be reduced.  Indices do not incur expenses and are not available for investment.

Huber Funds

The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500® Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.

The Bloomberg U.S. 1000® Value Index is screened from the Bloomberg U.S. 1000 Index and is constructed based on a linear combination of risk factors.  The four factors are: 1) Earnings Yield, 2) Valuation, 3) Dividend Yield and 4) Growth.  The indices are market-capitalization-weighted.

Foreign securities typically involve greater volatility and political, economic and currency risks and differences in accounting methods than domestic securities.

*	The Fund commenced operations on December 31, 2012.

Huber Funds

HUBER CAPITAL MID CAP VALUE FUND
Comparison of the change in value of a $10,000 investment in the Huber Capital Mid Cap
Value Fund – Investor Class vs the Russell Midcap® Value Index and the Bloomberg
U.S. 2500® Value Index

Average Annual Total Return

		Since Inception*
	1 Year	(12/31/15)
Huber Capital Mid Cap Value
Fund – Investor Class	-22.65%	-0.18%
Huber Capital Mid Cap Value
Fund – Institutional Class	-22.55%	0.02%
Russell Midcap® Value Index+	-6.94%	6.13%
Bloomberg U.S. 2500® Value Index	-13.70%	3.47%

+
The Russell Midcap® Value Index is being replaced with the Bloomberg U.S. 2500® Value Index.  There will be no investment implications as a result of the change.  The new Bloomberg benchmark offers a more cost-effective solution that is consistent with the management style.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  The most recent month-end performance may be obtained by calling 1-888-482-3726 (888-HUBERCM).

Returns reflect reinvestment of dividends and capital gains distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares.  Performance data shown does not reflect the 1.00% redemption fee imposed on shares held 60 days or less.  If it did, total returns would be reduced.  Indices do not incur expenses and are not available for investment.

The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe.  It includes those Russell Midcap companies with lower price-to-book ratios and lower expected growth values.

Huber Funds

The Bloomberg U.S. 2500® Value Index is screened from the Bloomberg U.S. 2500 Index and is constructed based on a linear combination of risk factors.  The four factors are: 1) Earnings Yield, 2) Valuation, 3) Dividend Yield and 4) Growth.  The indices are market-capitalization-weighted.

Foreign securities typically involve greater volatility and political, economic and currency risks and differences in accounting methods than domestic securities.

*	The Fund commenced operations on December 31, 2015.

Huber Funds

EXPENSE EXAMPLE – October 31, 2020 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested in each Fund at the beginning of the period and held for the entire period (5/1/20 – 10/31/20).

Actual Expenses
For each class of the Equity Income Fund, the Small Cap Value Fund, the Diversified Large Cap Value Fund and the Mid Cap Value Fund, two lines are presented in the tables below – the first line for each class provides information about actual account values and actual expenses.  You may be assessed a fee for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Examples below include, but are not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your Fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class of each Fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Huber Funds

EXPENSE EXAMPLE – October 31, 2020 (Unaudited), Continued

Equity Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	5/1/20	10/31/20	5/1/20 – 10/31/20	Ratio*

Investor Class
Actual	$1,000.00	$1,023.20	$6.87	1.35%
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.35	$6.85	1.35%

Institutional Class
Actual	$1,000.00	$1,025.10	$5.04	0.99%
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.16	$5.03	0.99%

Small Cap Value Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	5/1/20	10/31/20	5/1/20 – 10/31/20	Ratio*

Investor Class
Actual	$1,000.00	$1,024.40	$8.24	1.62%
Hypothetical (5% return
before expenses)	$1,000.00	$1,016.99	$8.21	1.62%

Institutional Class
Actual	$1,000.00	$1,025.60	$6.87	1.35%
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.35	$6.85	1.35%

Diversified Large Cap Value Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	5/1/20	10/31/20	5/1/20 – 10/31/20	Ratio*

Investor Class
Actual	$1,000.00	$1,000.00	$5.03	1.00%
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.11	$5.08	1.00%

Institutional Class
Actual	$1,000.00	$1,001.50	$3.77	0.75%
Hypothetical (5% return
before expenses)	$1,000.00	$1,021.37	$3.81	0.75%

Huber Funds

EXPENSE EXAMPLE – October 31, 2020 (Unaudited), Continued

Mid Cap Value Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	5/1/20	10/31/20	5/1/20 – 10/31/20	Ratio*
Investor Class
Actual	$1,000.00	$1,023.60	$6.61	1.30%
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.60	$6.60	1.30%

Institutional Class
Actual	$1,000.00	$1,022.50	$5.08	1.00%
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.11	$5.08	1.00%

*
Expenses are equal to the annualized expense ratio of each class, multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year) / 366 days to reflect the one-half year expense.

Huber Funds

SECTOR ALLOCATION OF PORTFOLIO ASSETS – October 31, 2020 (Unaudited)

HUBER CAPITAL EQUITY INCOME FUND

HUBER CAPITAL SMALL CAP VALUE FUND

Percentages represent market value as a percentage of total investments.

Huber Funds

SECTOR ALLOCATION OF PORTFOLIO ASSETS – October 31, 2020 (Unaudited)

HUBER CAPITAL DIVERSIFIED LARGE CAP VALUE FUND

HUBER CAPITAL MID CAP VALUE FUND

Percentages represent market value as a percentage of total investments.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at October 31, 2020

Shares	COMMON STOCKS - 99.92%	Value

	Aerospace - 9.63%
15,600	Northrop Grumman Corp.	$4,521,192

	Banks: Diversified - 2.57%
42,200	Bank of America Corp.	1,000,140
20,000	First Horizon National Corp.	208,200
		1,208,340

	Computer Services, Software
	& Systems - 21.86%
50,700	Microsoft Corp.	10,265,229

	Computer Technology - 1.36%
29,900	Hewlett Packard Enterprise Co.	258,336
21,100	HP, Inc.	378,956
		637,292

	Diversified Financial Services - 7.81%
10,190	Citigroup, Inc.	422,070
33,100	JPMorgan Chase & Co.	3,245,124
		3,667,194

	Diversified Retail - 0.03%
100	Wal-Mart Stores, Inc.	13,875

	Electronics Components - 3.97%
88,405	Comtech Telecommunications Corp.	1,273,032
6,095	TE Connectivity Ltd.	590,483
		1,863,515

	Engineering & Contracting Services - 8.60%
181,130	KBR, Inc.	4,037,388

	Film & TV - 0.01%
100	ViacomCBS, Inc. - Class B (a)	2,857

	Financial Data & Systems - 2.52%
4,100	Mastercard, Inc. - Class A	1,183,424

	Foods - 2.54%
100	ConAgra Foods, Inc.	3,509
20,800	Tyson Foods, Inc. - Class A	1,190,384
		1,193,893

	Homebuilding - 1.22%
10,093	Lennar Corp. - Class B	574,191

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at October 31, 2020, Continued

Shares	COMMON STOCKS - 99.92%, Continued	Value

	Insurance: Life - 5.11%
135,100	CNO Financial Group, Inc.	$2,398,025

	Insurance: Multi-Line - 0.24%
2,304	Voya Financial, Inc.	110,431

	Marine Shipping - 1.69%
384,050	Golar LNG Partners LP	794,983

	Pharmaceuticals - 16.79%
37,100	Eli Lilly & Co.	4,840,066
32,300	Merck & Co., Inc.	2,429,283
17,300	Pfizer, Inc.	613,804
		7,883,153

	Specialty Retail - 6.99%
34,200	Gap, Inc.	665,190
9,800	Home Depot, Inc.	2,613,758
		3,278,948

	Tobacco - 0.62%
4,100	Philip Morris International, Inc.	291,182

	Utilities: Electrical - 6.36%
11,600	Entergy Corp.	1,174,152
38,000	Exelon Corp.	1,515,820
7,500	Portland General Electric Co.	294,750
		2,984,722
	TOTAL COMMON STOCKS
	(Cost $18,814,358)	46,909,834
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $18,814,358) - 99.92%	46,909,834
	Other Assets in
	Excess of Liabilities - 0.08%	35,265
	NET ASSETS - 100.00%	$46,945,099

(a)	Non-voting shares.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2020

Shares	COMMON STOCKS - 99.92%	Value

	Asset Management & Custodian - 3.48%
7,223	Virtus Investment Partners, Inc.	$1,152,430

	Banks - 8.20%
38,055	Atlantic Capital Bankschares, Inc. (b)	528,203
4,534	C&F Financial Corp.	141,234
25,691	Capstar Financial Holdings, Inc.	266,930
167,288	Carter Bank & Trust	1,162,652
25,591	First Bancorp	616,487
		2,715,506

	Banks: Diversified - 11.83%
4,327	First Citizens BancShares, Inc. - Class A	2,002,103
184,218	First Horizon National Corp.	1,917,709
		3,919,812

	Base Metals - 4.11%
453,300	Uranium Participation Corp. (a) (b)	1,360,955

	Chemicals: Specialty - 2.79%
13,995	Innospec, Inc.	925,629

	Commercial Vehicles & Parts - 0.72%
8,000	Miller Industries, Inc.	239,520

	Communication Equipment - 1.36%
3,400	F5 Networks, Inc. (b)	451,996

	Computer Services, Software
	& Systems - 5.39%
23,400	Science Applications International Corp.	1,787,058

	Consumer Goods Rental - 1.97%
21,100	Rent-A-Center, Inc.	651,990

	Consumer Lending - 1.31%
28,317	Enova International, Inc. (b)	434,666

	Containers & Packaging - 0.45%
3,985	UFP Technologies, Inc. (b)	147,684

	Electronics Components - 7.33%
168,714	Comtech Telecommunications Corp.	2,429,482

	Energy Equipment & Services - 2.45%
1,459,148	TETRA Technologies, Inc. (b)	810,557

	Engineering & Contracting Services - 12.27%
182,305	KBR, Inc.	4,063,578

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2020, Continued

Shares	COMMON STOCKS - 99.92%, Continued	Value

	Equity REIT: Industrial - 4.23%
25,108	Granite Real Estate Investment Trust	$1,400,776

	Equity REIT: Timber - 1.59%
60,541	CatchMark Timber Trust, Inc. - Class A	526,101

	Health Care Facilities - 3.49%
49,799	Hanger, Inc. (b)	869,988
11,600	Tenet Healthcare Corp. (b)	284,664
		1,154,652

	Health Care Supplies - 3.57%
15,151	CONMED Corp.	1,181,323

	Home Products - 1.53%
88,123	Crown Crafts, Inc.	508,470

	Homebuilding - 0.13%
2,000	Taylor Morrison Home Corp. (b)	43,200

	Infrastructure Software - 0.91%
48,773	Avast plc (a)	299,753

	Insurance: Life - 5.34%
99,687	CNO Financial Group, Inc.	1,769,444

	Integrated Electric Utilities - 2.26%
13,200	Black Hills Corp.	747,912

	Marine Shipping - 7.11%
149,947	Golar LNG Ltd. (b)	1,132,100
483,622	Golar LNG Partners LP	1,001,097
18,960	Hoegh LNG Partners LP	220,505
		2,353,702

	Office REIT - 0.02%
400	Office Properties Income Trust	7,364

	Oilfield Services & Equipment - 0.45%
177,405	CSI Compressco LP	150,440

	Personal Care Services - 0.58%
34,500	Regis Corp. (b)	191,130

	Utilities: Electrical - 5.05%
42,545	Portland General Electric Co.	1,672,018
	TOTAL COMMON STOCKS
	(Cost $25,613,691)	33,097,148

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2020, Continued

Shares	MONEY MARKET FUNDS - 0.60%	Value
99,591	First American Government Obligations Fund,
	Institutional Class, 0.05% (c)	$99,591
99,580	First American Treasury Obligations Fund,
	Institutional Class, 0.05% (c)	99,580
	TOTAL MONEY MARKET FUNDS
	(Cost $199,171)	199,171
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $25,812,862) - 100.52%	33,296,319
	Liabilities in Excess of
	Other Assets - (0.52)%	(170,888)
	NET ASSETS - 100.00%	$33,125,431

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of October 31, 2020.

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2020

Shares	COMMON STOCKS - 99.86%	Value

	Aerospace - 5.25%
700	Northrop Grumman Corp.	$202,874

	Banks: Diversified - 3.26%
4,300	Bank of America Corp.	101,910
2,292	First Horizon National Corp.	23,860
		125,770

	Computer Services, Software
	& Systems - 16.13%
2,600	Microsoft Corp.	526,422
900	Oracle Corp.	50,499
600	Science Applications International Corp.	45,822
		622,743

	Data & Transaction Processors - 0.47%
100	Visa, Inc. - Class A	18,171

	Diversified Financial Services - 5.47%
2,500	Citigroup, Inc.	103,550
1,100	JPMorgan Chase & Co.	107,844
		211,394

	Diversified Retail - 5.39%
1,500	Wal-Mart Stores, Inc.	208,125

	Electronics Components - 5.52%
12,793	Comtech Telecommunications Corp.	184,219
300	TE Connectivity Ltd.	29,064
		213,283

	Engineering & Contracting Services - 10.64%
18,430	KBR, Inc.	410,805

	Equity REIT: Industrial - 0.43%
300	Granite Real Estate Investment Trust	16,737

	Film & TV - 1.05%
1,000	ViacomCBS, Inc. - Class B (b)	28,570
100	Walt Disney Co.	12,125
		40,695

	Financial Data & Systems - 4.11%
550	Mastercard, Inc. - Class A	158,752

	Foods - 1.63%
1,100	Tyson Foods, Inc. - Class A	62,953

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2020, Continued

Shares	COMMON STOCKS - 99.86%, Continued	Value

	Homebuilding - 0.01%
5	Lennar Corp. - Class B	$284

	Infrastructure Software - 0.92%
5,800	Avast plc (a)	35,646

	Insurance: Life - 3.71%
8,073	CNO Financial Group, Inc.	143,296

	Integrated Electric Utilities - 1.43%
1,000	Evergy, Inc.	55,200

	Marine Shipping - 2.56%
47,764	Golar LNG Partners LP	98,871

	Packaged Food - 1.43%
500	Campbell Soup Co.	23,335
500	Lamb Weston Holdings, Inc.	31,725
		55,060

	Pharmaceuticals - 12.85%
2,000	Eli Lilly & Co.	260,920
1,100	Merck & Co., Inc.	82,731
4,300	Pfizer, Inc.	152,564
		496,215

	Specialty Retail - 5.60%
2,900	Gap, Inc.	56,405
600	Home Depot, Inc.	160,026
		216,431

	Tobacco - 2.76%
1,500	Philip Morris International, Inc.	106,530

	Utilities: Electrical - 6.94%
300	American Electric Power Co., Inc.	26,979
900	Entergy Corp.	91,098
1,600	Exelon Corp.	63,824
800	NextEra Energy, Inc.	58,568
700	Portland General Electric Co.	27,510
		267,979

	Wireless Telecommunications - 2.30%
3,293	AT&T, Inc.	88,977
	TOTAL COMMON STOCKS
	(Cost $2,525,672)	3,856,791

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2020, Continued

Shares	MONEY MARKET FUNDS - 0.82%	Value
15,882	First American Government Obligations Fund,
	Institutional Class, 0.05% (c)	$15,882
15,882	First American Treasury Obligations Fund,
	Institutional Class, 0.05% (c)	15,882
	TOTAL MONEY MARKET FUNDS
	(Cost $31,764)	31,764
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $2,557,436) - 100.68%	3,888,555
	Liabilities in Excess of
	Other Assets - (0.68)%	(26,252)
	NET ASSETS - 100.00%	$3,862,303

(a)	Foreign issued security.
(b)	Non-voting shares.
(c)	Rate shown is the 7-day annualized yield as of October 31, 2020.

The accompanying notes are an integral part of these financial statements.

Huber Capital Mid Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2020

Shares	COMMON STOCKS - 92.57%	Value

	Asset Management & Custodian - 1.11%
109	Virtus Investment Partners, Inc.	$17,391

	Banks - 4.82%
2,100	Atlantic Capital Bancshares, Inc. (b)	29,148
1,100	Truist Financial Corp.	46,332
		75,480

	Banks: Diversified - 10.09%
150	First Citizens BancShares, Inc. - Class A	69,405
8,516	First Horizon National Corp.	88,653
		158,058

	Base Metals - 3.80%
19,800	Uranium Participation Corp. (a) (b)	59,446

	Chemicals: Specialty- 2.06%
488	Innospec, Inc.	32,276

	Communication Equipment - 0.85%
100	F5 Networks, Inc. (b)	13,294

	Computer Services, Software
	& Systems - 1.46%
300	Science Applications International Corp.	22,911

	Consumer Goods Rental - 1.78%
900	Rent-A-Center, Inc.	27,810

	Consumer Lending - 0.98%
1,004	Enova International, Inc. (b)	15,411

	Electronics Components - 4.28%
4,653	Comtech Telecommunications Corp.	67,003

	Energy Equipment & Services - 5.03%
141,717	TETRA Technologies, Inc. (b)	78,724

	Engineering & Contracting Services - 6.38%
4,484	KBR, Inc.	99,948

	Equity REIT: Industrial - 3.92%
1,100	Granite Real Estate Investment Trust	61,369

	Foods - 2.30%
700	ConAgra Foods, Inc.	24,563
200	Tyson Foods, Inc. - Class A	11,446
		36,009

The accompanying notes are an integral part of these financial statements.

Huber Capital Mid Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2020, Continued

Shares	COMMON STOCKS - 92.57%, Continued	Value

	Health Care Facilities - 4.13%
2,438	Hanger, Inc. (b)	$42,592
900	Tenet Healthcare Corp. (b)	22,086
		64,678

	Health Care Supplies - 1.49%
300	CONMED Corp.	23,391

	Home Products - 1.84%
5,000	Crown Crafts, Inc.	28,850

	Infrastructure Software - 0.84%
2,134	Avast plc (a)	13,115

	Insurance: Life - 5.11%
4,510	CNO Financial Group, Inc.	80,052

	Integrated Electric Utilities - 4.83%
500	Black Hills Corp.	28,330
858	Evergy, Inc.	47,362
		75,692

	Marine Shipping - 10.75%
6,539	Golar LNG Ltd. (b)	49,369
57,441	Golar LNG Partners LP	118,903
		168,272

	Oilfield Services & Equipment - 3.65%
67,300	CSI Compressco LP	57,070

	Packaged Food - 3.76%
900	Campbell Soup Co.	42,003
266	Lamb Weston Holdings, Inc.	16,878
		58,881

	Specialty Retail - 0.75%
600	Gap, Inc.	11,670

	Utilities: Electrical - 6.56%
500	Entergy Corp.	50,610
1,327	Portland General Electric Co.	52,151
		102,761
	TOTAL COMMON STOCKS
	(Cost $1,375,289)	1,449,562

The accompanying notes are an integral part of these financial statements.

Huber Capital Mid Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2020, Continued

Shares	MONEY MARKET FUNDS - 9.82%	Value
76,906	First American Government Obligations Fund,
	Institutional Class, 0.05% (c)	$76,906
76,907	First American Treasury Obligations Fund,
	Institutional Class, 0.05% (c)	76,907
	TOTAL MONEY MARKET FUNDS
	(Cost $153,813)	153,813
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $1,529,102) - 102.39%	1,603,375
	Liabilities in Excess of
	Other Assets - (2.39)%	(37,450)
	NET ASSETS - 100.00%	$1,565,925

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of October 31, 2020.

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at October 31, 2020

	Huber Capital	Huber Capital
	Equity	Small Cap
	Income Fund	Value Fund
ASSETS
Investments in securities, at value
(identified cost $18,814,358 and
$25,812,862, respectively)	$46,909,834	$33,296,319
Receivables
Fund shares issued	15	21
Return of capital	—	7,445
Investment securities sold	209,736	80,132
Dividends and interest	6,866	12,077
Dividend tax reclaim	11,054	6,346
Prepaid expenses	18,095	17,831
Total assets	47,155,600	33,420,171
LIABILITIES
Payables
Due to custodian	97,193	—
Investment securities purchased	—	128,728
Advisory fees	20,796	17,158
12b-1 distribution fees	25,995	72,215
Administration fees	12,592	7,825
Audit fees	22,500	22,500
Chief Compliance Officer fee	1,875	1,875
Custody fees	908	2,549
Fund accounting fees	5,699	5,742
Shareholder servicing fees	9,383	22,166
Transfer agent fees and expenses	7,182	8,276
Trustee fees and expenses	1	3
Accrued expenses	6,377	5,703
Total liabilities	210,501	294,740
NET ASSETS	$46,945,099	$33,125,431

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at October 31, 2020, Continued

	Huber Capital	Huber Capital
	Equity	Small Cap
	Income Fund	Value Fund
CALCULATION OF NET ASSET VALUE PER SHARE
Investor Class
Net assets applicable to shares outstanding	$5,043,419	$14,937,425
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	308,806	1,077,599
Net asset value, offering and redemption
price per share (Note 1)	$16.33	$13.86
Institutional Class
Net assets applicable to shares outstanding	$41,901,680	$18,188,006
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	2,567,134	1,295,521
Net asset value, offering and redemption
price per share (Note 1)	$16.32	$14.04
COMPONENTS OF NET ASSETS
Paid-in capital	$19,265,371	$38,060,725
Total distributable earnings/(deficit)	27,679,728	(4,935,294)
Net assets	$46,945,099	$33,125,431

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at October 31, 2020

	Huber Capital
	Diversified	Huber Capital
	Large Cap	Mid Cap
	Value Fund	Value Fund
ASSETS
Investments in securities, at value
(identified cost $2,557,436 and
$1,529,102, respectively)	$3,888,555	$1,603,375
Receivables
Fund shares sold	82	—
Return of capital	—	457
Investment securities sold	—	4,007
Dividends and interest	4,414	752
Dividend tax reclaim	748	100
Due from Adviser (Note 4)	15,943	17,985
Prepaid expenses	5,590	6,223
Total assets	3,915,332	1,632,899
LIABILITIES
Payables
Investment securities purchased	—	19,924
12b-1 distribution fees	3,101	767
Administration fees	8,663	7,898
Audit fees	22,500	22,500
Chief Compliance Officer fee	1,875	1,875
Custody fees	577	943
Fund accounting fees	5,697	5,677
Shareholder servicing fees	3,589	778
Transfer agent fees and expenses	5,357	5,224
Trustee fees and expenses	1	4
Accrued expenses	1,669	1,384
Total liabilities	53,029	66,974
NET ASSETS	$3,862,303	$1,565,925

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at October 31, 2020, Continued

	Huber Capital
	Diversified	Huber Capital
	Large Cap	Mid Cap
	Value Fund	Value Fund
CALCULATION OF NET ASSET VALUE PER SHARE
Investor Class
Net assets applicable to shares outstanding	$1,074,567	$255,570
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	81,518	26,812
Net asset value, offering and redemption
price per share (Note 1)	$13.18	$9.53
Institutional Class
Net assets applicable to shares outstanding	$2,787,736	$1,310,355
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	210,258	137,169
Net asset value, offering and redemption
price per share (Note 1)	$13.26	$9.55
COMPONENTS OF NET ASSETS
Paid-in capital	$3,019,574	$1,667,250
Total distributable earnings/(deficit)	842,729	(101,325)
Net assets	$3,862,303	$1,565,925

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF OPERATIONS For the Year Ended October 31, 2020

	Huber Capital	Huber Capital
	Equity	Small Cap
	Income Fund	Value Fund
INVESTMENT INCOME
Dividends (net of foreign taxes and issuance fees
withheld of $2,121 and $17,384, respectively)	$959,230	$576,878
Interest	2,445	5,399
Total investment income	961,675	582,277
Expenses
Advisory fees (Note 4)	368,019	344,126
Administration fees (Note 4)	72,263	55,872
Transfer agent fees and expenses (Note 4)	44,243	50,204
Fund accounting fees (Note 4)	33,198	33,534
Registration fees	32,107	34,848
Audit fees	22,505	22,505
Custody fees (Note 4)	16,372	14,960
12b-1 distribution fees – Investor Class (Note 6)	15,549	33,655
Trustee fees and expenses	13,566	13,439
Chief Compliance Officer fee (Note 4)	11,062	11,063
Legal fees	7,540	7,539
Reports to shareholders	7,330	6,210
Shareholder servicing fees – Investor Class (Note 5)	6,841	15,415
Miscellaneous expense	5,509	5,443
Insurance expense	2,149	2,169
Total expenses	658,253	650,982
Less: advisory fee waiver (Note 4)	(150,039)	(132,640)
Net expenses	508,214	518,342
Net investment income	453,461	63,935

REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain/(loss) on:
Investments	(221,541)	3,486,826
Foreign currency	(5,671)	716
Net change in unrealized appreciation/(depreciation) on:
Investments	(3,607,499)	(12,798,260)
Foreign currency	—	66
Net realized and unrealized loss
on investments and foreign currency	(3,834,711)	(9,310,652)
Net Decrease in Net Assets
Resulting from Operations	$(3,381,250)	$(9,246,717)

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF OPERATIONS For the Year Ended October 31, 2020

	Huber Capital
	Diversified	Huber Capital
	Large Cap	Mid Cap
	Value Fund	Value Fund
INVESTMENT INCOME
Dividends (net of foreign taxes and issuance fees
withheld of $1,311 and $1,099, respectively)	$107,372	$26,158
Interest	973	793
Total investment income	108,345	26,951
Expenses
Administration fees (Note 4)	51,096	50,271
Fund accounting fees (Note 4)	33,696	33,667
Transfer agent fees and expenses (Note 4)	31,710	30,531
Registration fees	30,765	31,722
Audit fees	22,505	22,505
Trustee fees and expenses	13,206	13,171
Chief Compliance Officer fee (Note 4)	11,062	11,063
Legal fees	7,534	7,544
Custody fees (Note 4)	5,924	8,681
Miscellaneous expense	4,854	5,202
12b-1 distribution fees – Investor Class (Note 6)	2,925	273
Insurance expense	1,660	1,623
Reports to shareholders	1,566	1,335
Shareholder servicing fees – Investor Class (Note 5)	—	139
Total expenses	218,503	217,727
Less: advisory fee waiver and
expenses reimbursed (Note 4)	(181,127)	(201,442)
Net expenses	37,376	16,285
Net investment income	70,969	10,666

REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain/(loss) on:
Investments	(250,209)	10,933
Foreign currency	12	27
Net change in unrealized appreciation/(depreciation) on:
Investments	(547,004)	(451,766)
Foreign currency	—	3
Net realized and unrealized loss
on investments and foreign currency	(797,201)	(440,803)
Net Decrease in Net Assets
Resulting from Operations	$(726,232)	$(430,137)

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31, 2020	October 31, 2019
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$453,461	$700,193
Net realized gain/(loss) on:
Investments	(221,541)	3,030,642
Foreign currency	(5,671)	—
Net change in unrealized appreciation/
(depreciation) on investments	(3,607,499)	2,804,600
Net increase/(decrease) in net assets
resulting from operations	(3,381,250)	6,535,435
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders –
Investor Class shares	(48,269)	(70,943)
Net dividends and distributions to shareholders –
Institutional Class shares	(482,468)	(834,491)
Total distributions to shareholders	(530,737)	(905,434)
CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived from
net change in outstanding shares (a)	686,795	(21,308,074)
Total decrease in net assets	(3,225,192)	(15,678,073)
NET ASSETS
Beginning of year	50,170,291	65,848,364
End of year	$46,945,099	$50,170,291

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

	Investor Class
	Year Ended		Year Ended
	October 31, 2020		October 31, 2019
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	114,765	$1,998,520	64,540	$1,085,846
Shares issued
on reinvestments
of distributions	2,595	46,732	4,607	68,184
Shares redeemed**	(163,415)	(2,740,907)	(92,113)	(1,515,754)
Net decrease	(46,055)	$(695,655)	(22,966)	$(361,724)

** Net of redemption
fees of		$778		$6

	Institutional Class
	Year Ended		Year Ended
	October 31, 2020		October 31, 2019
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	190,799	$3,209,260	10,832	$165,100
Shares issued
on reinvestments
of distributions	26,330	472,356	55,702	821,048
Shares redeemed**	(142,481)	(2,299,166)	(1,332,111)	(21,932,498)
Net increase/(decrease)	74,648	$1,382,450	(1,265,577)	$(20,946,350)

** Net of redemption
fees of		$3,658		$9

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31, 2020	October 31, 2019
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$63,935	$93,810
Net realized gain/(loss) on:
Investments	3,486,826	(3,102,451)
Foreign currency	716	168
Net change in unrealized appreciation/
(depreciation) on:
Investments	(12,798,260)	6,039,625
Foreign currency	66	(349)
Net increase/(decrease) in net assets
resulting from operations	(9,246,717)	3,030,803
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders –
Investor Class shares	(15,757)	(39,096)
Net dividends and distributions to shareholders –
Institutional Class shares	(48,426)	(205,250)
Total distributions to shareholders	(64,183)	(244,346)
CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived from
net change in outstanding shares (a)	1,382,550	(30,169,614)
Total decrease in net assets	(7,928,350)	(27,383,157)
NET ASSETS
Beginning of year	41,053,781	68,436,938
End of year	$33,125,431	$41,053,781

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

	Investor Class
	Year Ended		Year Ended
	October 31, 2020		October 31, 2019
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	108,169	$1,651,643	11,691	$195,925
Shares issued
on reinvestments
of distributions	810	15,113	2,452	37,767
Shares redeemed**	(197,178)	(2,998,398)	(310,448)	(5,069,548)
Net decrease	(88,199)	$(1,331,642)	(296,305)	$(4,835,856)
** Net of redemption
fees of		$3,928		$153

	Institutional Class
	Year Ended		Year Ended
	October 31, 2020		October 31, 2019
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	222,231	$3,179,120	24,965	$390,846
Shares issued
on reinvestments
of distributions	2,522	47,536	12,518	194,650
Shares redeemed**	(29,322)	(512,464)	(1,530,304)	(25,919,254)
Net increase/(decrease)	195,431	$2,714,192	(1,492,821)	$(25,333,758)
** Net of redemption
fees of		$1,411		$9

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31, 2020	October 31, 2019
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$70,969	$74,799
Net realized gain/(loss) on:
Investments	(250,209)	(132,723)
Foreign currency	12	—
Net change in unrealized appreciation/
(depreciation) on investments	(547,004)	492,314
Net increase/(decrease) in net assets
resulting from operations	(726,232)	434,390
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders –
Investor Class shares	(15,725)	(16,354)
Net dividends and distributions to shareholders –
Institutional Class shares	(49,699)	(54,257)
Total distributions to shareholders	(65,424)	(70,611)
CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived from
net change in outstanding shares (a)	(447,420)	33,880
Total increase/(decrease) in net assets	(1,239,076)	397,659
NET ASSETS
Beginning of year	5,101,379	4,703,720
End of year	$3,862,303	$5,101,379

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

	Investor Class
	Year Ended		Year Ended
	October 31, 2020		October 31, 2019
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	3,164	$45,752	1,544	$22,632
Shares issued
on reinvestments
of distributions	987	15,725	1,213	16,354
Shares redeemed**	(5,281)	(78,552)	(3,877)	(59,363)
Net decrease	(1,130)	$(17,075)	(1,120)	$(20,377)
** Net of redemption
fees of		$12		$—

	Institutional Class
	Year Ended		Year Ended
	October 31, 2020		October 31, 2019
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares issued
on reinvestments
of distributions	3,108	$49,699	4,013	$54,257
Shares redeemed**	(34,350)	(480,044)	—	—
Net increase/(decrease)	(31,242)	$(430,345)	4,013	$54,257
** Net of redemption
fees of		$1		$—

The accompanying notes are an integral part of these financial statements.

Huber Capital Mid Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31, 2020	October 31, 2019
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$10,666	$9,108
Net realized gain/(loss) on:
Investments	10,933	(169,160)
Foreign currency	27	2
Net change in unrealized appreciation/
(depreciation) on:
Investments	(451,766)	203,367
Foreign currency	3	—
Net increase/(decrease) in net assets
resulting from operations	(430,137)	43,317
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders –
Investor Class shares	—	(3,487)
Net dividends and distributions to shareholders –
Institutional Class shares	—	(17,292)
Total distributions to shareholders	—	(20,779)
CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived from
net change in outstanding shares (a)	116,511	(37,253)
Total decrease in net assets	(313,626)	(14,715)
NET ASSETS
Beginning of year	1,879,551	1,894,266
End of year	$1,565,925	$1,879,551

The accompanying notes are an integral part of these financial statements.

Huber Capital Mid Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

	Investor Class
	Year Ended		Year Ended
	October 31, 2020		October 31, 2019
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares issued
on reinvestments
of distributions	—	$—	289	$3,228
Shares redeemed	—	(2)	(12,380)	(157,772)
Net increase/(decrease)	—	$(2)	(12,091)	$(154,544)

	Institutional Class
	Year Ended		Year Ended
	October 31, 2020		October 31, 2019
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	11,536	$116,513	9,225	$100,000
Shares issued
on reinvestments
of distributions	—	—	1,548	17,291
Net increase	11,536	$116,513	10,773	$117,291

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each year

Investor Class
	Year Ended October 31,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$17.63	$15.94	$15.76	$12.90	$13.09

Income from investment operations:
Net investment income^	0.10	0.14	0.13	0.17	0.17
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	(1.26)	1.74	0.15	2.86	(0.23)
Total from investment operations	(1.16)	1.88	0.28	3.03	(0.06)

Less distributions:
From net investment income	(0.14)	(0.19)	(0.10)	(0.17)	(0.13)
Redemption fees retained^+	0.00	0.00	0.00	0.00	0.00

Net asset value, end of year	$16.33	$17.63	$15.94	$15.76	$12.90

Total return	-6.68%	12.03%	1.79%	23.71%	-0.47%

Ratios/supplemental data:
Net assets, end of year (thousands)	$5,043	$6,258	$6,023	$7,346	$16,277
Ratio of expenses to average net assets:
Before advisory fee waiver	1.66%	1.57%	1.45%	1.70%	1.67%
After advisory fee waiver	1.35%	1.34%	1.25%	1.37%	1.35%
Ratio of net investment income
to average net assets:
Before advisory fee waiver	0.30%	0.64%	0.59%	0.85%	1.02%
After advisory fee waiver	0.61%	0.87%	0.79%	1.18%	1.34%
Portfolio turnover rate	19.50%	19.52%	20.00%	20.49%	15.56%

+	Less than $0.005 per share.
^	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each year

Institutional Class

	Year Ended October 31,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$17.62	$15.92	$15.81	$12.95	$13.15

Income from investment operations:
Net investment income^	0.17	0.20	0.17	0.22	0.21
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	(1.28)	1.73	0.16	2.87	(0.22)
Total from investment operations	(1.11)	1.93	0.33	3.09	(0.01)

Less distributions:
From net investment income	(0.19)	(0.23)	(0.22)	(0.23)	(0.19)
Redemption fees retained	0.00 ^+	0.00 ^+	—	—	—

Net asset value, end of year	$16.32	$17.62	$15.92	$15.81	$12.95

Total return	-6.38%	12.43%	2.07%	24.10%	-0.06%

Ratios/supplemental data:
Net assets, end of year (thousands)	$41,902	$43,912	$59,825	$80,948	$74,618
Ratio of expenses to average net assets:
Before advisory fee waiver	1.30%	1.22%	1.19%	1.33%	1.31%
After advisory fee waiver	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income
to average net assets:
Before advisory fee waiver	0.66%	0.99%	0.84%	1.18%	1.36%
After advisory fee waiver	0.97%	1.22%	1.04%	1.52%	1.68%
Portfolio turnover rate	19.50%	19.52%	20.00%	20.49%	15.56%

+	Less than $0.005 per share.
^	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each year

Investor Class

	Year Ended October 31,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$18.02	$16.74	$17.12	$14.26	$15.12

Income from investment operations:
Net investment income^	0.00	0.00 +	0.04	0.09	0.11
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	(4.15)	1.31	(0.30)	2.96	(0.88)
Total from investment operations	(4.15)	1.31	(0.26)	3.05	(0.77)

Less distributions:
From net investment income	(0.01)	(0.03)	(0.12)	(0.19)	(0.09)
Redemption fees retained^+	0.00	0.00	0.00	0.00	0.00

Net asset value, end of year	$13.86	$18.02	$16.74	$17.12	$14.26

Total return	-23.03%	7.97%	-1.64%	21.43%	-5.13%

Ratios/supplemental data:
Net assets, end of year (thousands)	$14,937	$21,003	$24,478	$25,129	$25,720
Ratio of expenses to average net assets:
Before advisory fee waiver	2.03%	1.77%	1.65%	1.65%	1.87%
After advisory fee waiver	1.65%	1.58%	1.56%	1.63%	1.58%
Ratio of net investment income/(loss)
to average net assets:
Before advisory fee waiver	(0.35%)	(0.16%)	0.11%	0.53%	0.54%
After advisory fee waiver	0.03%	0.03%	0.20%	0.55%	0.83%
Portfolio turnover rate	71.53%	37.26%	39.04%	23.48%	14.99%

+	Less than $0.005 per share.
^	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each year

Institutional Class

	Year Ended October 31,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$18.23	$16.95	$17.35	$14.45	$15.38

Income from investment operations:
Net investment income^	0.05	0.04	0.08	0.14	0.15
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	(4.20)	1.32	(0.30)	2.99	(0.91)
Total from investment operations	(4.15)	1.36	(0.22)	3.13	(0.76)

Less distributions:
From net investment income	(0.04)	(0.08)	(0.18)	(0.23)	(0.17)
Redemption fees retained^+	0.00	0.00	0.00	0.00	0.00

Net asset value, end of year	$14.04	$18.23	$16.95	$17.35	$14.45

Total return	-22.80%	8.16%	-1.36%	21.74%	-4.94%

Ratios/supplemental data:
Net assets, end of year (thousands)	$18,188	$20,051	$43,959	$66,177	$95,191
Ratio of expenses to average net assets:
Before advisory fee waiver	1.73%	1.54%	1.43%	1.36%	1.64%
After advisory fee waiver	1.35%	1.35%	1.32%	1.33%	1.35%
Ratio of net investment income/(loss)
to average net assets:
Before advisory fee waiver	(0.05%)	0.07%	0.35%	0.81%	0.79%
After advisory fee waiver	0.33%	0.26%	0.46%	0.84%	1.08%
Portfolio turnover rate	71.53%	37.26%	39.04%	23.48%	14.99%

+	Less than $0.005 per share.
^	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each year

Investor Class

	Year Ended October 31,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$15.69	$14.58	$14.48	$11.73	$11.62

Income from investment operations:
Net investment income^	0.20	0.22	0.17	0.21	0.19
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	(2.52)	1.08	0.14	2.74	0.06
Total from investment operations	(2.32)	1.30	0.31	2.95	0.25

Less distributions:
From net investment income	(0.19)	(0.19)	(0.21)	(0.20)	(0.14)

Net asset value, end of year	$13.18	$15.69	$14.58	$14.48	$11.73

Total return	-15.00%	9.17%	2.15%	25.37%	2.23%

Ratios/supplemental data:
Net assets, end of year (thousands)	$1,074	$1,296	$1,222	$1,582	$2,037
Ratio of expenses to average net assets:
Before advisory fee waiver
and expense reimbursement	4.94%	4.52%	4.27%	4.42%	3.86%
After advisory fee waiver
and expense reimbursement	1.00%	0.85%	0.94%	0.89%	1.00%
Ratio of net investment income/(loss)
to average net assets:
Before advisory fee waiver
and expense reimbursement	(2.58%)	(2.17%)	(2.21%)	(1.90%)	(1.17%)
After advisory fee waiver
and expense reimbursement	1.36%	1.50%	1.12%	1.63%	1.69%
Portfolio turnover rate	36.17%	35.66%	25.80%	34.31%	25.66%

^	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each year

Institutional Class

	Year Ended October 31,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$15.75	$14.66	$14.55	$11.80	$11.71

Income from investment operations:
Net investment income^	0.23	0.23	0.19	0.23	0.22
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	(2.51)	1.09	0.16	2.75	0.06
Total from investment operations	(2.28)	1.32	0.35	2.98	0.28

Less distributions:
From net investment income	(0.21)	(0.23)	(0.24)	(0.23)	(0.19)

Net asset value, end of year	$13.26	$15.75	$14.66	$14.55	$11.80

Total return	-14.73%	9.25%	2.37%	25.53%	2.47%

Ratios/supplemental data:
Net assets, end of year (thousands)	$2,788	$3,805	$3,482	$3,401	$4,749
Ratio of expenses to average net assets:
Before advisory fee waiver
and expense reimbursement	4.69%	4.42%	4.09%	4.25%	3.61%
After advisory fee waiver
and expense reimbursement	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income/(loss)
to average net assets:
Before advisory fee waiver
and expense reimbursement	(2.33%)	(2.07%)	(2.06%)	(1.72%)	(0.94%)
After advisory fee waiver
and expense reimbursement	1.61%	1.60%	1.28%	1.78%	1.92%
Portfolio turnover rate	36.17%	35.66%	25.80%	34.31%	25.66%

^	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Huber Capital Mid Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Investor Class

					December 31,
					2015*
					through
	Year ended October 31,				October 31,
	2020	2019	2018	2017	2016
Net asset value,
beginning of period	$12.32	$12.29	$12.16	$10.41	$10.00
Income from
investment operations:
Net investment income^	0.04	0.05	0.04	0.10	0.08
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	(2.83)	0.10	0.17	1.91	0.33
Total from
investment operations	(2.79)	0.15	0.21	2.01	0.41
Less distributions:
From net investment income	(0.00)	(0.12)	(0.08)	(0.10)	—
From net realized
gain on investments	—	—	—	(0.16)	—
Total distributions	(0.00)	(0.12)	(0.08)	(0.26)	—
Net asset value, end of period	$9.53	$12.32	$12.29	$12.16	$10.41
Total return	-22.65%	1.32%	1.70%	19.49%+	4.10	%‡
Ratios/supplemental data:
Net assets, end
of period (thousands)	$256	$331	$478	$230	$170
Ratio of expenses to
average net assets:
Before advisory fee waiver and
expense reimbursement	13.99%	12.16%	11.13%	13.89%	16.98	%†
After advisory fee waiver and
expense reimbursement	1.30%	1.08%	1.19%	1.27%	1.32	%†
Ratio of net investment income/
(loss) to average net assets:
Before advisory fee waiver and
expense reimbursement	(12.29%)	(10.62%)	(9.65%)	(11.74%)	(14.76	%)†
After advisory fee waiver and
expense reimbursement	0.40%	0.46%	0.29%	0.88%	0.90	%†
Portfolio turnover rate	118.94%	90.36%	42.91%	95.79%	79.44	%‡

*	Commencement of operations.
^	Based on average shares outstanding.
+
Includes increase from payments made by the Adviser and net gain realized of 0.00% related to the disposal of securities held in violation of an investment restriction.  Refer to Note 11 for further details.

†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Capital Mid Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Institutional Class

					December 31,
					2015*
					through
	Year ended October 31,				October 31,
	2020	2019	2018	2017	2016
Net asset value,
beginning of period	$12.33	$12.33	$12.20	$10.44	$10.00
Income from
investment operations:
Net investment income^	0.07	0.06	0.06	0.13	0.11
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	(2.85)	0.09	0.18	1.92	0.33
Total from
investment operations	(2.78)	0.15	0.24	2.05	0.44
Less distributions:
From net investment income	(0.00)	(0.15)	(0.11)	(0.13)	—
From net realized
gain on investments	—	—	—	(0.16)	—
Total distributions	(0.00)	(0.15)	(0.11)	(0.29)	—
Net asset value, end of period	$9.55	$12.33	$12.33	$12.20	$10.44
Total return	-22.55%	1.35%	1.95%	19.78%+	4.40	%‡
Ratios/supplemental data:
Net assets, end
of period (thousands)	$1,310	$1,549	$1,416	$1,389	$1,160
Ratio of expenses to
average net assets:
Before advisory fee waiver and
expense reimbursement	13.69%	12.08%	11.19%	13.77%	17.67	%†
After advisory fee waiver and
expense reimbursement	1.00%	1.00%	1.00%	1.00%	1.04	%†
Ratio of net investment income/
(loss) to average net assets:
Before advisory fee waiver and
expense reimbursement	(11.99%)	(10.54%)	(9.75%)	(11.62%)	(15.31	%)†
After advisory fee waiver and
expense reimbursement	0.70%	0.54%	0.44%	1.15%	1.32	%†
Portfolio turnover rate	118.94%	90.36%	42.91%	95.79%	79.44	%‡

*	Commencement of operations.
^	Based on average shares outstanding.
+
Includes increase from payments made by the Adviser and net gain realized of 0.00% related to the disposal of securities held in violation of an investment restriction.  Refer to Note 11 for further details.

†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2020

NOTE 1 – ORGANIZATION

The Huber Capital Equity Income Fund, the Huber Capital Small Cap Value Fund, the Huber Capital Diversified Large Cap Value Fund, and the Huber Capital Mid Cap Value Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Each of the Funds has separate assets and liabilities and differing investment objectives.  The investment objective of the Huber Capital Equity Income Fund (the “Equity Income Fund”), Huber Capital Diversified Large Cap Value Fund (the “Diversified Large Cap Value Fund”), and the Huber Capital Mid Cap Value Fund (the “Mid Cap Value Fund”) is current income and capital appreciation.  The investment objective of the Huber Capital Small Cap Value Fund (the “Small Cap Value Fund”) is capital appreciation.  The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

The Investor Class of the Equity Income Fund and the Small Cap Value Fund commenced operations on June 29, 2007.  As of October 25, 2011, the former Institutional shares were re-designated as Investor Class shares.  The Equity Income Fund and the Small Cap Value Institutional Classes subsequently commenced operations on October 25, 2011. The Diversified Large Cap Value Fund commenced operations on December 31, 2012.  The Mid Cap Value Fund commenced operations on December 31, 2015.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders.  Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  The tax returns of the Funds’ prior three fiscal years are open for examination. Management has reviewed all open tax years in

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2020, Continued

major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions:  Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Funds based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among funds in the Trust based on a fund’s respective net assets, or by other equitable means.

The Funds distribute substantially all net investment income, if any, annually and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations which may differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2020, Continued

For the year ended October 31, 2020, there were no reclassifications between paid-in capital and distributable earnings.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

F.
Redemption Fees: The Funds charge a 1.00% redemption fee to shareholders who redeem shares held for 60 days or less.  Such fees are retained by the Funds and accounted for as an addition to paid-in capital.  The redemption fees retained by each Fund are disclosed in the statements of changes.

G.
REITs: The Funds have made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  The Funds intend to include the gross dividends from such REITs in their annual distributions to its shareholders and, accordingly, a portion of the Funds’ distributions may also be designated as a return of capital.

H.
Foreign Currency:  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated to U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate those portions of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2020, Continued

from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

I.
Events Subsequent to the Fiscal Year End:  In preparing the financial statements as of October 31, 2020, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.  Management has determined there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speed, credit risk, yield curves, default rates, and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 EST).

Equity Securities – The Funds’ investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2020, Continued

System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Exchange rates are provided daily by a recognized independent pricing agent.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in level 1 of the fair value hierarchy.

Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from the Funds’ administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”). The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of October 31, 2020:

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2020, Continued

Equity Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Banking	$208,200	$—	$—	$208,200
Consumer Discretionary	3,867,014	—	—	3,867,014
Consumer Staples	1,485,075	—	—	1,485,075
Electric Utilities	294,750	—	—	294,750
Entertainment Content	2,857	—	—	2,857
Financial Services	7,175,789	—	—	7,175,789
Health Care	7,883,153	—	—	7,883,153
Producer Durables	9,353,563	—	—	9,353,563
Technology, Hardware
& Services	13,949,461	—	—	13,949,461
Utilities	2,689,972	—	—	2,689,972
Total Common Stocks	46,909,834	—	—	46,909,834
Total Investments
in Securities	$46,909,834	$—	$—	$46,909,834

Small Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Banking	$2,715,506	$—	$—	$2,715,506
Communication Services	843,120	—	—	843,120
Electric Utilities	747,912	—	—	747,912
Energy	810,557	—	—	810,557
Financial Services	10,564,183	—	—	10,564,183
Health Care Facilities
& Services	1,154,653	—	—	1,154,653
Home Construction	43,200	—	—	43,200
Household Products	508,470	—	—	508,470
Materials & Processing	1,073,313	—	—	1,073,313
Medical Equipment & Devices	1,181,323	—	—	1,181,323
Oil & Gas Services
& Equipment	150,439	—	—	150,439
Producer Durables	4,303,098	—	—	4,303,098
REIT	7,364	—	—	7,364
Software	299,753	—	—	299,753
Technology &
Technology Hardware	4,668,536	—	—	4,668,536
Transportation & Logistics	2,353,702	—	—	2,353,702
Utilities	1,672,019	—	—	1,672,019
Total Common Stocks	33,097,148	—	—	33,097,148
Money Market Funds	199,171	—	—	199,171
Total Investments
in Securities	$33,296,319	$—	$—	$33,296,319

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2020, Continued

Diversified Large Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Banking	$23,860	$—	$—	$23,860
Consumer Discretionary	424,840	—	—	424,840
Consumer Staples	169,483	—	—	169,483
Electric Utilities	82,710	—	—	82,710
Entertainment Content	40,695	—	—	40,695
Financial Services	615,352	—	—	615,352
Food	55,060	—	—	55,060
Health Care	496,215	—	—	496,215
Producer Durables	712,550	—	—	712,550
REIT	16,737	—	—	16,737
Software	35,646	—	—	35,646
Technology, Hardware
& Services	854,197	—	—	854,197
Telecommunication	88,977	—	—	88,977
Utilities	240,469	—	—	240,469
Total Common Stocks	3,856,791	—	—	3,856,791
Money Market Funds	31,764	—	—	31,764
Total Investments
in Securities	$3,888,555	$—	$—	$3,888,555

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2020, Continued

Mid Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Asset Management	$17,391	$—	$—	$17,391
Banking	233,537	—	—	233,537
Chemicals	32,276	—	—	32,276
Consumer Discretionary	11,670	—	—	11,670
Consumer Services	27,810	—	—	27,810
Electric Utilities	178,453	—	—	178,453
Energy	78,724	—	—	78,724
Engineering & Construction	99,948	—	—	99,948
Food	94,890	—	—	94,890
Health Care Facilities
& Services	64,678	—	—	64,678
Household Products	28,850	—	—	28,850
Insurance	80,053	—	—	80,053
Medical Equipment & Devices	23,391	—	—	23,391
Metals & Mining	59,446	—	—	59,446
Oil & Gas Services
& Equipment	57,070	—	—	57,070
REIT	61,369	—	—	61,369
Software	13,115	—	—	13,115
Specialty Finance	15,411	—	—	15,411
Technology Hardware
& Services	103,208	—	—	103,208
Transportation & Logistics	168,272	—	—	168,272
Total Common Stocks	1,449,562	—	—	1,449,562
Money Market Funds	153,813	—	—	153,813
Total Investments
in Securities	$1,603,375	$—	$—	$1,603,375

Refer to the Funds’ schedule of investments for a detailed break-out of common stocks by industry classification.

In August 2018, the Financial Accounting Standards Board issued Accounting Standard Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2020, Continued

disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. The Funds have adopted all applicable provisions of ASU 2018-13.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain.  The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.  The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds have an investment advisory agreement with Huber Capital Management, LLC (the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnishes all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  As compensation for its services, the Adviser is entitled to a fee, computed daily and payable monthly.  The Equity Income Fund pays fees calculated at an annual rate of 0.99% based upon the Fund’s average daily net assets for the first $10 billion, 0.75% based upon the Fund’s average daily net assets for the next $10 billion, and 0.50% based upon the Fund’s average daily net assets in excess of $20 billion.  For the period February 28, 2020 through February 27, 2021, the Adviser has agreed to voluntarily reduce the Equity Income Fund’s contractual management fee from 0.99% to 0.75%. The Small Cap Value Fund pays fees calculated at an annual rate of 1.35% based upon the Fund’s average daily net assets for the first $5 billion and 1.00% based upon the Fund’s average daily net assets in excess of $5 billion. For the period February 28, 2020 through February 27, 2021, the Adviser has agreed to voluntarily reduce the Small Cap Value Fund’s contractual management fee from 1.35% to 0.99%. The Diversified Large Cap Value Fund pays fees calculated at an annual rate of 0.75% based upon the Fund’s average daily net assets for the first $10 billion and 0.50% based upon the Fund’s average daily net assets in excess of $10 billion.  For the period February 28, 2020 through February 27, 2021, the Adviser has agreed to voluntarily reduce the Diversified Large Cap Value Fund’s contractual management fee from 0.75% to 0.00%.  The Mid Cap Value Fund pays fees calculated at an annual rate of 1.00% based upon the Fund’s average daily net assets.  For the period February 28, 2020 through February 27, 2021, the Adviser has agreed to voluntarily reduce the Mid Cap Value Fund’s contractual management fee from

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2020, Continued

1.00% to 0.00%.  For the year ended October 31, 2020, the advisory fees incurred by the Funds are disclosed in the statements of operations.

The Funds are responsible for their own operating expenses. The Adviser has contractually agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses (excluding class specific expenses such as the 0.25% 12b-1 fees applied to the Investor Class, 0.15% shareholder servicing fees applied to the Investor Class and 0.10% applied to the Institutional Class of the Mid Cap Value Fund, acquired fund fees and expenses, interest expense, taxes and extraordinary expenses) to the extent necessary to limit the Funds’ aggregate annual operating expenses as follows:

Expense Caps
Equity Income Fund	0.99%
Small Cap Value Fund	1.35%
Diversified Large Cap Value Fund	0.75%
Mid Cap Value Fund	1.00%

Percent of average daily net assets of the Funds.

Any such reduction made by the Adviser in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the year ended October 31, 2020, the Adviser reduced its fees and absorbed Fund expenses in the amount of $150,039 for the Equity Income Fund, $132,640 for the Small Cap Value Fund, $181,127 for the Diversified Large Cap Value Fund, and $201,442 for the Mid Cap Value Fund.

No amounts were recouped by the Adviser. The Adviser may recapture portions of the amounts shown below no later than the corresponding dates:

			Diversified
	Equity	Small Cap	Large Cap	Mid Cap
Date	Income Fund	Value Fund	Value Fund	Value Fund
10/31/2021	$165,923	$83,092	$171,136	$191,572
10/31/2022	132,238	104,752	174,622	191,202
10/31/2023	150,039	132,640	181,127	201,442
	$448,200	$320,484	$526,885	$584,216

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2020, Continued

Fund Services serves as the Funds’ administrator, fund accountant and transfer agent. In those capacities Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of Fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees.  The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services.  Fees paid by the Funds to Fund Services for these services for the year ended October 31, 2020 are disclosed in the statements of operations.

Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar from U.S. Bancorp.  As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with U.S. Bancorp. The Board of Trustees has approved a new distribution agreement to enable Quasar to continue serving as the Funds’ Distributor.

NOTE 5 – SHAREHOLDER SERVICING FEE

The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Investor Class of the Funds may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each Investor Class and at an annual rate of up to 0.10% of the average daily net assets of the Institutional Class of the Mid Cap Value Fund.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds.  The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request.  During the year ended October 31, 2020, the Institutional Class of the Mid Cap Value Fund did not accrue shareholder servicing fees. For the year ended October 31, 2020, the shareholder servicing fees accrued by the Funds’ Investor Class are disclosed in the statements of operations.

NOTE 6 – 12B-1 DISTRIBUTION AGREEMENT AND PLAN

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Funds to pay Quasar Distributors, LLC (the “Distributor”) for distribution and related expenses at an annual rate of up to 0.25% of each Fund’s

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2020, Continued

Investor Class’ average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent reimbursement for specific expenses incurred in connection with the promotion and distribution of shares.  For the year ended October 31, 2020, the 12b-1 fees accrued by each Fund’s Investor Class are disclosed in the statements of operations.

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the year ended October 31, 2020, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were as follows:

			Diversified
	Equity Income	Small Cap	Large Cap	Mid Cap
	Fund	Value Fund	Value Fund	Value Fund
Purchases	$10,010,203	$26,311,584	$1,621,508	$1,757,685
Sales	9,451,444	24,350,732	1,935,752	1,752,469

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended October 31, 2020 and October 31, 2019 was as follows:

	Equity Income Fund
	Year Ended	Year Ended
	October 31, 2020	October 31, 2019
Ordinary income	$530,737	$905,434

	Small Cap Value Fund
	Year Ended	Year Ended
	October 31, 2020	October 31, 2019
Ordinary income	$64,183	$244,346

	Diversified Large Cap Value Fund
	Year Ended	Year Ended
	October 31, 2020	October 31, 2019
Ordinary income	$65,424	$70,611

	Mid Cap Value Fund
	Year Ended	Year Ended
	October 31, 2020	October 31, 2019
Ordinary income	$—	$20,779

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2020, Continued

As of October 31, 2020, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Equity	Small Cap
	Income Fund	Value Fund
Cost of investments for tax purposes (a)	$19,038,612	$26,039,834
Gross tax unrealized appreciation	28,437,976	9,218,408
Gross tax unrealized depreciation	(566,754)	(1,961,923)
Net tax unrealized appreciation	27,871,222	7,256,485
Net unrealized depreciation
on foreign currency	—	(371)
Undistributed ordinary income	413,129	124,180
Undistributed long-term capital gain	—	—
Total distributable earnings	413,129	124,180
Other accumulated losses	(604,623)	(12,315,588)
Total accumulated earnings/(losses)	$27,679,728	$(4,935,294)

	Diversified
	Large Cap	Mid Cap
	Value Fund	Value Fund
Cost of investments for tax purposes (a)	$2,587,129	$1,555,915
Gross tax unrealized appreciation	1,566,624	222,344
Gross tax unrealized depreciation	(265,198)	(174,884)
Net tax unrealized appreciation	1,301,426	47,460
Net unrealized appreciation
on foreign currency	—	2
Undistributed ordinary income	63,137	11,566
Undistributed long-term capital gain	—	—
Total distributable earnings	63,137	11,566
Other accumulated losses	(521,834)	(160,353)
Total accumulated earnings/(losses)	$842,729	$(101,325)

(a)	The difference between book-basis and tax-basis cost is attributable primarily to the tax deferral of losses on wash sales.

At October 31, 2020, the Funds had capital loss carryforwards as follows:

	Capital Loss Carryforward
	Short-Term	Long-Term
Equity Income Fund	$(604,623)	$—
Small Cap Value Fund	(8,576,837)	(3,738,751)
Diversified Large Cap Value Fund	(447,999)	(73,835)
Mid Cap Value Fund	(160,353)	—

These capital losses may be carried forward indefinitely to offset future gains.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2020, Continued

NOTE 9 – CONTROL OWNERSHIP

A beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of October 31, 2020, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Equity Income Fund	Investor Class	Institutional Class
National Financial Services LLC	27.24%	—
Sutter Insurance Services	—	55.42%

Small Cap Value Fund	Investor Class	Institutional Class
Shadowlawn Investments LP	47.45%	—
Charles Schwab & Co., Inc.	25.49%	—
Sutter Insurance Services	—	58.39%

Diversified Large Cap Value Fund	Investor Class	Institutional Class
Morgan Stanley Smith Barney LLC	73.55%	58.33%
Joe Huber	—	41.67%

Mid Cap Value Fund	Investor Class	Institutional Class
Hilton Family Trust	86.13%	—
Huber Capital Investments LLC	—	76.40%

NOTE 10 – OTHER TAX INFORMATION

The Funds declared an income distribution to be paid on December 11, 2020, to shareholders of record on December 10, 2020 as follows:

Distribution rate
per share
Equity Income Fund
Investor Class	$0.32524499
Institutional Class	0.39823050

Small Cap Value Fund
Investor Class	0.07525985
Institutional Class	0.12878843

Diversified Large Cap Value Fund
Investor Class	0.23014575
Institutional Class	0.26549544

Mid Cap Value Fund
Investor Class	0.07757561
Institutional Class	0.09860856

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2020, Continued

NOTE 11 – ADVISOR REIMBURSEMENT FOR LOSS

On March 28, 2017, the Fund received a reimbursement of $94 from the Adviser related to net losses incurred on the disposal of investments that were purchased in violation of the Fund’s investment restrictions during the year ended October 31, 2017.

NOTE 12 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

•
Foreign and Emerging Markets Risk – Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

•
Value Style Investing Risk – A style of investing which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.

•
Sector Emphasis Risk –Securities of companies in the same or related businesses, if comprising a significant portion of each portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or fiscal developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2020, Continued

•
Market and Regulatory Risk – Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole.  Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. The Fund’s investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets.  The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally.  In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

•
Focus Risk – At such times the Funds hold the securities of a small number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Funds’ volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on a Fund’s performance.

•
Small Companies Risk (Small Cap Value Fund only) – Investing in securities of small-sized companies may involve greater volatility than investing in larger and more established companies because companies with small market capitalizations can be subject to more abrupt or erratic share price changes than larger, more established companies.

•
Mid-Sized Company Risk (Mid Cap Value Fund only) – A mid cap company may be more vulnerable to adverse business or economic events than stocks of larger companies. These stocks present greater risks than securities of larger, more diversified companies.

Huber Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees Advisors Series Trust and Shareholders of Huber Capital
Equity Income Fund, Huber Capital Small Cap Value Fund, Huber Capital Diversified
Large Cap Value Fund, Huber Capital Mid Cap Value Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Huber Capital Equity Income Fund, Huber Capital Small Cap Value Fund, Huber Capital Diversified Large Cap Value Fund, and Huber Capital Mid Cap Value Fund (the “Funds”), each a series of Advisors Series Trust (the “Trust”), including the schedules of investments, as of October 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, with respect to Huber Capital Mid Cap Value Fund the financial highlights for each of the four years in the period then ended and for the period December 31, 2015 (commencement of operations) to October 31, 2016, and the related notes (collectively referred to as the “financial statements”).  In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of October 31, 2020, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on the Funds’ financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.  We have served as the auditor of one or more of the funds in the Trust since 2003.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.  The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting.  As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks.  Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian and broker.  We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
December 30, 2020

Huber Funds

NOTICE TO SHAREHOLDERS at October 31, 2020 (Unaudited)

For the year ended October 31, 2020, the Equity Income Fund, the Small Cap Value Fund, the Diversified Large Cap Value Fund and the Mid Cap Value Fund designated $530,737, $64,183, $65,424 and $0, respectively, as ordinary income for purposes of the dividends paid deduction.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided by the Tax Cuts and Jobs Act of 2017. For the year ended October 31, 2020, the percentage of dividends declared from ordinary income designated as qualified dividend income in the Equity Income Fund, the Small Cap Value Fund, the Diversified Large Cap Value Fund and the Mid Cap Value Fund was 100%, 100%, 100% and 0%, respectively.

For corporate shareholders in the Equity Income Fund, the Small Cap Value Fund, the Diversified Large Cap Value Fund and the Mid Cap Value Fund, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended October 31, 2020 was 100%, 100%, 100% and 0%, respectively.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Equity Income Fund, the Small Cap Value Fund, the Diversified Large Cap Value Fund, and the Mid Cap Value Fund was 0%, 0%, 0%, and 0%, respectively.

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-888-482-3726 (888-HUBERCM) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-888-482-3726 (888-HUBERCM).  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Form N-PORT are available on the SEC’s website at http://www.sec.gov.  Information included in the Funds’ Form N-PORT is also available by calling 1-888-482-3726 (888-HUBERCM).

Huber Funds

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Each Fund has adopted a liquidity risk management program (the “program”). The Board has designated a committee at the Adviser to serve as the administrator of the program. The Adviser’s committee conducts the day-to-day operation of the programs pursuant to policies and procedures administered by the committee.

Under the program, the Adviser’s committee manages each Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of each Fund’s investments, limiting the amount of each Fund’s illiquid investments, and utilizing various risk management tools and facilities available to each Fund for meeting shareholder redemptions, among other means. The committee’s process of determining the degree of liquidity of each Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by the committee regarding the operation and effectiveness of the program for the period June 1, 2019 through June 30, 2020. No significant liquidity events impacting the Funds were noted in the report. In addition, the committee provided its assessment that the program had been effective in managing each Fund’s liquidity risk.

Huber Funds

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Funds.  Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

Independent Trustees(1)

Number of
		Term of		Portfolios
		Office		in Fund	Other
	Position	and	Principal	Complex	Directorships
	Held	Length	Occupation	Overseen	Held During
Name, Address	with the	of Time	During Past	by	Past Five
and Age	Trust	Served*	Five Years	Trustee(2)	Years(3)

Gail S. Duree	Trustee	Indefinite	Director, Alpha	4	Trustee,
(age 74)		term;	Gamma Delta		Advisors Series
615 E. Michigan Street		since	Housing		Trust (for series
Milwaukee, WI 53202		March	Corporation		not affiliated
		2014.	(collegiate		with the Funds).
housing
management)
(2012 to July
2019); Trustee
and Chair (2000
to 2012), New
Covenant Mutual
Funds (1999 to 2012);
Director and Board
Member, Alpha
Gamma Delta
Foundation
(philanthropic
organization)
(2005 to 2011).

David G. Mertens	Trustee	Indefinite	Partner and Head	4	Trustee,
(age 60)		term;	of Business		Advisors Series
615 E. Michigan Street		since	Development		Trust (for series
Milwaukee, WI 53202		March	Ballast Equity		not affiliated
		2017.	Management, LLC		with the Funds).
(a privately-held
investment advisory
firm) (February 2019
to present); Managing
Director and Vice
President, Jensen
Investment
Management, Inc.
(a privately-held
investment advisory
firm) (2002 to 2017).

Huber Funds

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), Continued

Number of
		Term of		Portfolios
		Office		in Fund	Other
	Position	and	Principal	Complex	Directorships
	Held	Length	Occupation	Overseen	Held During
Name, Address	with the	of Time	During Past	by	Past Five
and Age	Trust	Served*	Five Years	Trustee(2)	Years(3)

Joe D. Redwine	Trustee	Indefinite	Retired; formerly	4	Trustee,
(age 73)		term;	Manager, President,		Advisors Series
615 E. Michigan Street		since	CEO, U.S. Bancorp		Trust (for series
Milwaukee, WI 53202		September	Fund Services, LLC		not affiliated
		2008.	and its predecessors		with the Funds).
(May 1991 to
July 2017).

Raymond B. Woolson	Chairman	Indefinite	President, Apogee	4	Trustee,
(age 61)	of the	term;	Group, Inc. (financial		Advisors Series
615 E. Michigan Street	Board	since	consulting firm)		Trust (for series
Milwaukee, WI 53202		January	(1998 to present).		not affiliated
		2020.			with the Funds);
	Trustee	Indefinite			Independent
		term;			Trustee,
		since			DoubleLine
		January			Funds Trust (an
		2016.			open-end
investment
company with
19 portfolios),
DoubleLine
Opportunistic
Credit Fund and
DoubleLine
Income
Solutions Fund,
from 2010
to present.

Huber Funds

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), Continued

Officers

Term of
Office
	Position	and
	Held	Length
Name, Address	with the	of Time	Principal Occupation
and Age	Trust	Served	During Past Five Years

Jeffrey T. Rauman	President,	Indefinite	Senior Vice President, Compliance and
(age 51)	Chief	term;	Administration, U.S. Bank Global Fund
615 E. Michigan Street	Executive	since	Services (February 1996 to present).
Milwaukee, WI 53202	Officer and	December
	Principal	2018.
Executive
Officer

Cheryl L. King	Vice	Indefinite	Vice President, Compliance and
(age 59)	President,	term;	Administration, U.S. Bank Global Fund
615 E. Michigan Street	Treasurer	since	Services (October 1998 to present).
Milwaukee, WI 53202	and Principal	December
	Financial	2007.
Officer

Kevin J. Hayden	Assistant	Indefinite	Vice President, Compliance and
(age 49)	Treasurer	term;	Administration, U.S. Bank Global Fund
615 E. Michigan Street		since	Services (June 2005 to present).
Milwaukee, WI 53202		September
2013.

Richard R. Conner	Assistant	Indefinite	Assistant Vice President, Compliance and
(age 38)	Treasurer	term;	Administration, U.S. Bank Global Fund
615 E. Michigan Street		since	Services (July 2010 to present).
Milwaukee, WI 53202		December
2018.

Michael L. Ceccato	Vice	Indefinite	Senior Vice President, U.S. Bank Global Fund
(age 63)	President,	term;	Services and Vice President, U.S. Bank N.A.
615 E. Michigan Street	Chief	since	(February 2008 to present).
Milwaukee, WI 53202	Compliance	September
	Officer and	2009.
AML Officer

Huber Funds

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), Continued

Term of
Office
	Position	and
	Held	Length
Name, Address	with the	of Time	Principal Occupation
and Age	Trust	Served	During Past Five Years

Elaine E. Richards, Esq.	Vice	Indefinite	Senior Vice President, U.S. Bank Global Fund
(age 52)	President	term;	Services (July 2007 to present).
2020 East Financial Way,	and	since
Suite 100	Secretary	September
Glendora, CA 91741		2019.

*
The Trustees have designated a mandatory retirement age of 75, such that each Trustee, serving as such on the date he or she reaches the age of 75, shall submit his or her resignation not later than the last day of the calendar year in which his or her 75th birthday occurs (“Retiring Trustee”). Upon request, the Board may, by vote of a majority of Trustees eligible to vote on such matter, determine whether or not to extend such Retiring Trustee’s term and on the length of a one-time extension of up to three additional years.

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of October 31, 2020, the Trust was comprised of 34 active portfolios managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

(3)
“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

The Statement of Additional Information includes additional information about the Funds’ Trustees and Officers and is available, without charge, upon request by calling 1-888-482-3726.

Huber Funds

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-482-3726 (888-HUBERCM) to request individual copies of these documents.  Once the Transfer Agent receive notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Huber Funds

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

 (This Page Intentionally Left Blank.)

Investment Adviser
Huber Capital Management, LLC
2321 Rosecrans Avenue, Suite 3245
El Segundo, CA 90245

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, NY 10019

Custodian
U.S. Bank National Association
1555 NorthRiver Center Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
1-888-482-3726 (888-HUBERCM)

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

This report is intended for shareholders of the Huber Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus, please call 1-888-482-3726 (888-HUBERCM).  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Ms. Gail S. Duree is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2020	FYE 10/31/2019
Audit Fees	$75,600	$75,600
Audit-Related Fees	N/A	N/A
Tax Fees	$14,400	$14,400
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2020	FYE 10/31/2019
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2020	FYE 10/31/2019
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

(a)   Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)  Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*   /s/ Jeffrey T. Rauman
   Jeffrey T. Rauman
   President/Chief Executive Officer/Principal Executive Officer

Date  1/5/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Jeffrey T. Rauman
   Jeffrey T. Rauman
   President/Chief Executive Officer/Principal Executive Officer

Date  1/5/21

By (Signature and Title)*  /s/ Cheryl L. King
 Cheryl L. King, Vice President/Treasurer/Principal Financial Officer

Date 1/6/21

* Print the name and title of each signing officer under his or her signature.